Consolidated Statements of Convertible Preferred Shares and Shareholders' Equity (Deficit) (Parenthetical) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Public offering issuance costs	$ 9,172